Additional Information - Condensed Financial Statements of the Company	12 Months Ended
Dec. 31, 2011
Additional Information - Condensed Financial Statements of the Company
21	Additional Information — Condensed Financial Statements of the Company

The condensed financial statements of China Mass Media Corp., the Group’s parent company incorporated in Cayman Islands have been prepared in accordance with SEC Regulation S-X Rule 12-04(a) and 4-08(e)(3).

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiary and VIE.

The footnote disclosures contain supplemental information relating to the operations of the Group and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Group. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed and omitted.

The Company declared cash dividends of RMB 363.7 million in October, 2011. As of December 31, 2011, RMB 31.0 million had been paid by the Company, and RMB 167.4 million had been paid by UIAL, a subsidiary of the Company, on its behalf.

As of December 31, 2009, 2010 and 2011, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except for those, if any, which have been separately disclosed in the consolidated financial statements.

Financial information of parent company

Condensed Balance Sheets

	December 31,
	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				See Note 3(x)
Assets
Current assets:
Cash and cash equivalents	259,884,878	221,374,253	8,828,514	1,402,710
Short-term investments	—	—	163,687,500	26,007,325
Amount due from subsidiaries and VIE	14,628,087	19,300,602	14,267,020	2,266,800
Prepaid expenses and other current assets	204,316	4,208,486	3,434,650	545,711
Total current assets	274,717,281	244,883,341	190,217,684	30,222,546
Investment in subsidiaries and VIE	203,264,436	263,923,758	124,720,599	19,816,108
Total assets	477,981,717	508,807,099	314,938,283	50,038,654

Liabilities and shareholder’s equity
Current liabilities:
Dividend payable	—	—	164,589,438	26,150,628
Accrued expenses and other current liabilities	1,333,711	184,782	273,582	43,468
Total current liabilities	1,333,711	184,782	164,863,020	26,194,096
Total liabilities	1,333,711	184,782	164,863,020	26,194,096

Shareholder’s equity:
Ordinary shares (US$0.001 par value; 3,000,000,000 shares authorized as of December 31, 2009, 2010 and 2011; 716,375,000 issued and outstanding as of December 31, 2009; 788,332,360 issued and outstanding as of December 31, 2010, 751,697,920 issued and outstanding as of December 31, 2011	4,893,500	5,381,321	5,132,534	815,478
Additional paid-in capital	332,354,066	361,736,018	104,896,262	16,666,338
Accumulated other comprehensive income	—	—	13,900	2,208
Repurchased Shares to be cancelled, at cost (nil as of December 31, 2009 and 2011; 13,860,000 shares as of December 31, 2010)	—	(9,529,124)	—	—
Statutory reserves	25,000,000	25,000,000	25,000,000	3,972,100
Retained earnings	114,400,440	126,034,102	15,032,567	2,388,434

Total shareholder’s equity	476,648,006	508,622,317	150,075,263	23,844,558

Total liabilities and shareholder’s equity	477,981,717	508,807,099	314,938,283	50,038,654

Financial information of parent company

Condensed Statements of Comprehensive Income

	2009	2010	2011	2011
	RMB	RMB	RMB	US$
				See Note 3(x)
Operating costs and expenses:
Selling, general and administrative expenses	(13,902,035)	(13,315,617)	(14,508,985)	(2,305,246)

Total operating costs and expenses	(13,902,035)	(13,315,617)	(14,508,985)	(2,305,246)

Operating income	(13,902,035)	(13,315,617)	(14,508,985)	(2,305,246)
Equity in profit of subsidiaries and VIE	98,760,085	60,264,798	31,513,611	5,007,009
Interest and investment income	1,883,301	349,941	2,657,290	422,201
Other expense	(275,681)	(7,406,420)	(4,629,349)	(735,529)

Net income	86,465,670	39,892,702	15,032,567	2,388,435

Comprehensive income	86,465,670	39,892,702	15,032,567	2,388,435

Financial information of parent company

Condensed Statements of Cash Flows

		Year ended December 31,
	Notes	2009	2010	2011	2011
		RMB	RMB	RMB	US$
					See Note 3(x)
Cash flows from operating activities:
Net income		86,465,670	39,892,702	15,032,567	2,388,435
Adjustments to reconcile net income to net cash provided by / (used in) operating activities:
Equity in profit of subsidiaries and VIE		(98,760,085)	(60,264,798)	(31,513,611)	(5,007,009)

Exchange loss		275,681	7,406,420	4,629,349	735,529
Share-based compensation		1,585,199	1,083,703	1,421,957	225,926
Changes in assets and liabilities:
Amount due from subsidiaries and VIE		(32,578,386)	(4,672,515)	5,823,276	925,225
Prepaid expense and other current assets		426,037	(3,871,664)	1,026,774	163,139
Accrued expenses and other current liabilities		727,993	(1,148,929)	88,800	14,109
Net cash used in operating activities		(41,857,891)	(21,575,081)	(3,490,888)	(554,646)

Cash flows from investing activities:
Purchase of one-year time deposit		—	—	(163,687,500)	(26,007,325)

Net cash used in investing activities		—	—	(163,687,500)	(26,007,325)

Cash flows from financing activities:
Net proceeds from issuance of ordinary shares		—	—	687,751	109,273

Dividends distributed		(96,335,115)	—	(30,969,122)	(4,920,498)
Repurchase of ordinary shares to be cancelled		—	(9,529,124)	(12,476,159)	(1,982,262)

Net cash used in financing activities		(96,335,115)	(9,529,124)	(42,757,530)	(6,793,487)

Effect of exchange rate changes on cash and cash equivalents		(275,681)	(7,406,420)	(2,609,821)	(414,659)

Net decrease in cash and cash equivalents		(138,468,687)	(38,510,625)	(212,545,739)	(33,770,117)
Cash and cash equivalents at beginning of the year		398,353,565	259,884,878	221,374,253	35,172,827

Cash and cash equivalents at end of the year		259,884,878	221,374,253	8,828,514	1,402,710

Supplemental disclosures of cash flow and non-cash information:
Dividend declared but not paid	12	—	—	164,589,438	26,150,628
Stock dividend distribution		—	28,259,040	—	—
Dividend from UIAL, which was paid to shareholders directly to settle the dividend payable of the Company		—	—	167,444,922	26,604,319